Cover Page	Jan. 08, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2021
Entity Registrant Name	MATTHEWS INTERNATIONAL CORP
Entity Incorporation, State or Country Code	PA
Entity File Number	0-09115
Entity Tax Identification Number	25-0644320
Entity Address, Address Line One	Two Northshore Center
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5851
City Area Code	412
Local Phone Number	442-8200
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	MATW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000063296
Current Fiscal Year End Date	--09-30
Amendment Flag	false